Fair value measurement	12 Months Ended
Mar. 31, 2024
Fair Value Measurement
Fair value measurement

7. Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the consolidated financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2023	2024	2023	2024
Financial assets
Assets carried at amortized cost
Trade and other receivables	2,870,612	4,637,243	2,870,612	4,637,243
Cash and cash equivalents	503,601	1,741,950	503,601	1,741,950
Term deposits	587,375	2,757,824	587,375	2,757,824
Other financial assets	122,312	167,297	122,312	167,297
Total	4,083,900	9,304,314	4,083,900	9,304,314

Financial liabilities

Liabilities carried at amortized cost
Trade and other payables	2,176,353	2,608,087	2,176,353	2,608,087
Borrowings	2,396,494	638,192	2,396,494	638,192
Other liabilities	417,014	418,969	417,014	418,969
Total	4,989,861	3,665,248	4,989,861	3,665,248

Fair value hierarchy

The table below analyses/disclose level wise fair value for financial instruments which are either carried at fair value or require fair value disclosure being long-term in nature. The different levels of fair value have been defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

		March 31, 2023
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	587,375	-	587,375	-	587,375
Other financial assets	122,312	-	122,312	-	122,312
Total assets	709,687	-	709,687	-	709,687

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	2,396,493	-	2,396,493	-	2,396,493
Other liabilities	417,014	-	417,014	-	417,014
Total Liabilities	2,813,507	-	2,813,507	-	2,813,507

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

		March 31, 2024
	Carrying value	Level 1	Level 2	Level 3	Total
Assets carried at amortized cost and for which fair value is disclosed
Term deposits	2,757,824	-	2,757,824	-	2,757,824
Other financial assets	167,297	-	167,297	-	167,297
Total assets	2,925,121	-	2,925,121	-	2,925,121

Liabilities carried at amortized cost and for which fair value is disclosed
Borrowings	640,160	-	640,160	-	640,160
Other liabilities	418,969	-	418,969	-	418,969
Total Liabilities	1,059,129	-	1,059,129	-	1,059,129

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2023 and March 31, 2024 as well as the inputs used.

Type	Valuation technique	Inputs used

Financial Instruments for which fair value is disclosed:
Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows

Other liabilities	Discounted cash flows	Prevailing interest rate to discount future cash flows

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)